Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity
Stockholders' Equity

15. STOCKHOLDERS' EQUITY

Preferred Stock

We have 50.0 million authorized shares of $.01 par value preferred stock and no preferred shares issued and outstanding as of December 31, 2010 and 2009. The Board of Directors is authorized, without further action by the stockholders, to issue any or all of the preferred stock.

Common Stock

Holders of our $.01 par value common stock are entitled to one vote for each share held on all matters submitted to a vote of stockholders. Subject to the rights of any holders of preferred stock, holders of common stock are entitled to receive ratably such dividends as may be declared by the Board of Directors. In the event of our liquidation, dissolution or winding up, holders of our common stock are entitled to share ratably in the distribution of all assets remaining after payment of liabilities, subject to the rights of any holders of preferred stock. The declaration and payment of future dividends on our common stock, if any, will be at the sole discretion of the Board of Directors and is subject to restrictions as contained in the Corporate Credit Facility (see Note 14). There were no dividends declared or paid during the years ended December 31, 2010, 2009 and 2008.

As more fully described in Note 3, on November 20, 2009, we completed the acquisition of SunEdison by paying a portion of the consideration in 3.8 million shares of MEMC common stock with an acquisition date fair value of $45.8 million and providing contingent consideration. The value of the shares was based upon the closing price of MEMC's common stock at the date of acquisition, or $12.08. Approximately $6.4 million of the share consideration is currently held in escrow pursuant to the terms of the acquisition agreement. As previously discussed, on February 1, 2011, MEMC issued 2.1 million shares of MEMC common stock in connection with the SunEdison contingent consideration payout.

Our Board of Directors has approved a $1.0 billion stock repurchase program. The stock repurchase program allows MEMC to purchase common stock from time to time on the open market or through privately negotiated transactions using available cash. The specific timing and amount of repurchases will vary based on market conditions and other factors and may be modified, extended or terminated by the Board of Directors at any time. In 2009 and 2008, we repurchased 1.0 million and 6.2 million shares of our common stock at a total cost of $15.8 million and $321.0 million, respectively. No shares were repurchased in 2010. From inception through December 31, 2010, we have repurchased 9.0 million shares at a total cost of $448.0 million.

Stock-Based Compensation

We have equity incentive plans that provide for the award of non-qualified stock options, restricted stock, performance shares, and restricted stock units to employees, non-employee directors, and consultants. We issue new shares to satisfy stock option exercises. As of December 31, 2010, there were 16.6 million shares authorized for future grant under these plans. Options to employees are generally granted upon hire and annually or semi-annually, usually with four-year ratable vesting, although certain grants have three, four or five-year cliff vesting. No option has a term of more than 10 years. The exercise price of stock options granted has historically equaled the market price on the date of the grant.

The following table presents information regarding outstanding stock options as of December 31, 2010 and changes during the year then ended with regard to stock options:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Average Remaining Contractual Life
Beginning of year	10,382,235	$25.75

Granted	3,657,872	13.19

Exercised	(59,556)	10.80

Forfeited	(454,391)	31.90

Expired	(266,915)	40.01

End of year	13,259,245	$21.88	$1.3	8 years

Options exercisable at year-end	4,423,686	$29.88	$1.0	6 years

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between our closing stock price on the last trading day of 2010 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2010. This amount changes based on the fair market value of our stock. The total intrinsic value of options exercised was $0.1 million, $0.9 million and $72.7 million in 2010, 2009 and 2008, respectively. Cash received from option exercises under our option plans was $0.6 million, $0.7 million and $19.9 million and the actual tax benefit realized for the tax deductions from option exercises was $0.3 million, $0.4 million and $22.7 million for 2010, 2009 and 2008, respectively.

Our weighted-average assumptions are as follows:

	Black-Scholes
	2010	2009	2008

Risk-free interest rate	1.8%	1.8%	2.5%

Expected stock price volatility	67.0%	66.2%	50.9%

Expected term until exercise (years)	4	5	4

Expected dividends	0.0%	0.0%	0.0%

During 2009, we issued options to our new Chief Executive Officer. Because we do not have a historical pattern of option exercises for our new Chief Executive Officer, and because past exercise patterns for the same level of executive is not expected to be indicative of future exercise patterns, the simplified method described in ASC 718, Compensation – Stock Compensation, was used to estimate the expected term of these stock option grants.

The weighted-average grant-date fair value per share of options granted was $7.04, $7.62 and $27.81 for 2010, 2009 and 2008, respectively. As of December 31, 2010, $45.3 million of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted-average period of 2.8 years.

Restricted stock units represent the right to receive a share of MEMC stock at a designated time in the future, provided the stock unit is vested at the time. Recipients of restricted stock units do not pay any cash consideration for the restricted stock units or the underlying shares, and do not have the right to vote or have any other rights of a shareholder until such time as the underlying shares of stock are distributed. Restricted stock units granted to non-employee directors generally vest over a two-year period from the grant date. Restricted stock units granted to employees usually have three, four or five year cliff vesting, or four-year ratable vesting, and certain grants are subject to performance conditions established at the time of grant.

In conjunction with our purchase of SunEdison on November 20, 2009, we approved a Special Inducement Grant Plan. Pursuant to this plan, SunEdison's senior management and certain continuing SunEdison employees received an aggregate of 584,372 restricted stock units which will cliff vest on the one year anniversary date of the acquisition. Also under this plan, continuing SunEdison employees were granted an additional aggregate of 1,644,529 restricted stock units which will be subject to both future performance and time vesting requirements. The performance requirements of this latter set of grants are tied to the same metrics as the contingent consideration payable to SunEdison unit holders. As described in Note 2, SunEdison met its performance requirements and the former SunEdison employees will have the following vesting schedule: (i) 34% of such earned grants vested on January 31, 2011, (ii) 33% will vest on December 31, 2011, and (iii) the remaining 33% will vest on December 31, 2012. The expense associated with these RSUs was not considered part of the purchase price of SunEdison because the employees are required to render future service in order to vest in these awards and thus, the compensation expense will be recognized over the future vesting periods as the services are rendered. The amount of stock compensation expense for the year ended December 31, 2010 related to the cliff vesting awards and performance based awards was $6.2 million and $8.1 million, respectively.

The following table presents information regarding outstanding restricted stock units as of December 31, 2010 and changes during the year then ended:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Average Remaining Contractual Life

Beginning of year	2,859,431

Granted	1,966,914

Converted	(640,136)

Forfeited	(168,919)

End of year	4,017,290	$47.4	2.6 years

At December 31, 2010, there were no restricted stock units which were convertible. As of December 31, 2010, $24.7 million of total unrecognized compensation cost related to restricted stock units is expected to be recognized over a weighted-average period of approximately 2.6 years. The weighted-average fair value of restricted stock units on the date of grant was $14.64, $12.26 and $63.53 in 2010, 2009 and 2008, respectively.

For the years ended December 31, 2010, 2009 and 2008, we recognized less than $0.1 million, $0.3 million and $19.0 million of excess tax benefits from share-based payment arrangements as a cash inflow in financing activities and an operating outflow for income taxes payable.

Stock-based compensation expense recorded for the years ended December 31 was allocated as follows:

	2010	2009	2008
In millions

Cost of goods sold	$5.7	$6.8	$6.0

Marketing and administration	40.8	27.3	19.4

Research and development	4.7	3.2	2.9

Stock-based employee compensation before related tax effects	51.2	37.3	28.3

Less: Income tax benefit	18.4	13.3	10.1

Total stock-based compensation expense, net of related tax effects	$32.8	$24.0	$18.2

The amount of stock-based compensation cost capitalized into inventory at December 31, 2010 and 2009 was $0.4 million and $0.8 million, respectively.